Financing Obligations (Details) - Schedule of financing obligations net of discounts - USD ($) $ in Thousands	Mar. 31, 2023	Jun. 30, 2022
Financing Obligations (Details) - Schedule of financing obligations net of discounts [Line Items]
Total financing obligations	$ 5,580	$ 8,840
Less: financing obligations, current	(3,720)	(8,840)
Total financing obligations, noncurrent	1,860
Receivable Financing Facility [Member]
Financing Obligations (Details) - Schedule of financing obligations net of discounts [Line Items]
Total financing obligations	4,314	5,911
Equipment Financing Facility [Member]
Financing Obligations (Details) - Schedule of financing obligations net of discounts [Line Items]
Total financing obligations	$ 1,266	$ 2,929